ING VARIABLE FUNDS

ING Growth and Income Portfolio

ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio

ING Emerging Markets Index Portfolio

ING Euro STOXX 50® Index Portfolio

ING FTSE 100 Index® Portfolio

ING Hang Seng Index Portfolio

ING International Index Portfolio

ING Japan TOPIX® Index Portfolio

ING RussellTM Large Cap Growth Index Portfolio

ING RussellTM Large Cap Index Portfolio

ING RussellTM Large Cap Value Index Portfolio

ING RussellTM Mid Cap Growth Index Portfolio

ING RussellTM Mid Cap Index Portfolio

ING RussellTM Small Cap Index Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated July 1, 2013

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus, Class I Prospectus,

Class S Prospectus and Service 2 Class (“Class S2”) Prospectus

(each a “Prospectus” and collectively, the “Prospectuses”),

each dated April 30, 2013

ING Variable Portfolios, Inc.

Effective June 30, 2013, Vincent Costa was removed as a portfolio manager and Kai Yee Wong was added as a portfolio manager of the Portfolios.  The Portfolios’ Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolios’ Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Steve Wetter	Kai Yee Wong
Portfolio Manager (since 04/12)	Portfolio Manager (since 06/13)

2.              The second paragraph of the sub-section entitled “Management of the Portfolios — All Portfolios (except ING U.S. Bond Index Portfolio)” in the Portfolios’ Class ADV Prospectus, Class I Prospectus, Class S Prospectus, and Class S2 Prospectus is hereby deleted in its entirety and replaced with the following.

Kai Yee Wong, Portfolio Manager, joined ING IM in 2012.  Ms. Wong is responsible for the ING quantitative and index equity investment strategies. Prior to joining ING IM, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix and socially responsible benchmarks (2003-2009). Previously she served as a portfolio manager with Deutsche Bank, an assistant treasurer at Bankers Trust and a trust officer at the Bank of Tokyo (1992-2003).

ING Growth and Income Portfolio

Effective June 30, 2013, Vincent Costa was added as a portfolio manager of the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Michael Pytosh
Portfolio Manager (since 02/04)	Portfolio Manager (since 05/09)
Vincent Costa
Portfolio Manager (since 06/13)

4.              The following paragraph is included after the fifth paragraph in the Class ADV Prospectus and Class S2 Prospectus and after the tenth paragraph in the Class I Prospectus and Class S Prospectus of the sub-section entitled “Management of the Portfolios — ING Investment Management Co. LLC”:

Vincent Costa, CFA, Portfolio Manager, and Head of Quantitative Equity Research, is responsible for leading the portfolio implementation effort for all equity index funds and enhanced index funds. Mr. Costa joined ING IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining ING IM, Mr. Costa was with Merrill Lynch Investment Management, where he worked for seven years in quantitative equity leadership positions. Most recently, he served as managing director and head of their quantitative investments organization where he had overseen some $60 billion in assets across 70 funds. Prior to that, Mr. Costa worked at Bankers Trust Company as a senior portfolio manager, managing global index and enhanced index products.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE FUNDS

ING Growth and Income Portfolio

ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio

ING Emerging Markets Index Portfolio

ING Euro STOXX 50® Index Portfolio

ING FTSE 100 Index® Portfolio

ING Hang Seng Index Portfolio

ING International Index Portfolio

ING Japan TOPIX® Index Portfolio

ING RussellTM Large Cap Growth Index Portfolio

ING RussellTM Large Cap Index Portfolio

ING RussellTM Large Cap Value Index Portfolio

ING RussellTM Mid Cap Growth Index Portfolio

ING RussellTM Mid Cap Index Portfolio

ING RussellTM Small Cap Index Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated July 1, 2013

to the Portfolios’ Adviser Class (“Class ADV”), Class I,

Class S and Service 2 Class (“Class S2”) Statements of Additional Information (“SAI”),

each dated April 30, 2013

ING Variable Portfolios, Inc.

Effective June 30, 2013, Vincent Costa was removed as a portfolio manager and Kai Yee Wong was added as a portfolio manager of the Portfolios.  The Portfolios’ SAI is hereby revised as follows:

1.                                      The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Portfolios’ SAI are hereby revised to delete all information regarding Vincent Costa and add the following.

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kai Yee Wong(1)	0	$0	0	$0	0	$0

(1)           As of March 31, 2013.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Kai Yee Wong(1)	None

(1)           As of March 31, 2013.

ING Growth and Income Portfolio

Effective June 30, 2013, Vincent Costa was added as a portfolio manager of the Portfolio.

The Portfolio’s SAI is hereby revised as follows:

2.                                      The tables in the sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers” in the Portfolio’s SAI are hereby revised to update the information with respect to Vincent Costa:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent Costa(3)	24	$14,499,210,926	1	$40,896,862	10	$1,228,730,181

(3)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa(3)	None

(3)           As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE